Earnings per Unit and Cash Distributions - Calculations of Basic and Diluted Earnings per Unit (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per Unit and Cash Distributions
Net income	$ 58,957	$ 82,165	$ 68,064
Less: Series A Preferred unitholders' interest in net income	7,200	7,200	5,253
Net income attributable to the unitholders of KNOT Offshore Partners LP	51,757	74,965	62,811
Less: Distributions	72,136	72,136	67,171
Under (over) distributed earnings	$ (20,379)	$ 2,829	$ (4,360)
Weighted average units outstanding (basic):
General Partner	615,000	615,000	567,000
Weighted average units outstanding (diluted):
General Partner	615,000	615,000	567,000
Earnings per unit (basic):
General Partner	$ 1.554	$ 2.251	$ 2.046
Earnings per unit (diluted):
General Partner	1.554	2.251	2.046
Cash distributions declared and paid in the period
Earnings per unit (diluted):
Distributions per unit	2.080	2.080	2.080
Subsequent event: Cash distributions declared and paid relating to the period
Earnings per unit (diluted):
Distributions per unit	$ 0.520	$ 0.520	$ 0.520
Common Units [Member]
Weighted average units outstanding (basic):
Common and subordinated unitholders	32,694,000	32,694,000	30,068,000
Weighted average units outstanding (diluted):
Common and subordinated unitholders	32,694,000	36,370,000	32,804,000
Limited Partner [Member] | Common Units [Member]
Earnings per Unit and Cash Distributions
Net income attributable to the unitholders of KNOT Offshore Partners LP	$ 50,801	$ 73,581	$ 61,651
Under (over) distributed earnings	(20,003)	2,777	(4,280)
General Partner Unit [Member]
Earnings per Unit and Cash Distributions
Net income attributable to the unitholders of KNOT Offshore Partners LP	956	1,384	1,160
Under (over) distributed earnings	(376)	52	(80)
IDR Holders
Earnings per Unit and Cash Distributions
Net income	2,800	2,800	2,600
Less: Distributions	$ 2,800	$ 2,800	$ 2,600